LINE OF CREDIT RECEIVABLE – RELATED PARTY	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
LINE OF CREDIT RECEIVABLE – RELATED PARTY

NOTE 3 – LINE OF CREDIT RECEIVABLE – RELATED PARTY

On September 13, 2013, the Company executed a revolving credit line receivable with an entity owned and controlled by an officer, director and shareholder for up to $500,000. In October 2013, the amount was increased for up to $2,000,000. The unsecured line of credit bears interest at 2% per annum with principal and interest due on September 13, 2015. As of December 31, 2013, an amount of $1,472,136 was loaned to the related party with a remaining balance of $527,864 available. As of December 31, 2013, the balance of accrued interest was $6,542.

Interest expense for line of credit receivable – related party for the year ended December 31, 2013 was $6,542.